Related Party Transactions (Details Narrative)	4 Months Ended
Apr. 15, 2016 USD ($)
Percentage of entitled of managed funds profits, losses, cash distributions and liquidation proceeds	1.00%
Percentage of distributed cash	20.00%
Percentage of capital contributions	8.00%
Minimum [Member]
Capital contributions	$ 1,200,000
SQN AIF V GP, LLC [Member]
Percentage of entitled of managed funds profits, losses, cash distributions and liquidation proceeds	1.00%
Percentage of distributed cash	20.00%
Percentage of capital contributions	8.00%
Investment	$ 100
Advanced from related parties	$ 1,000